Financial Income and Expenses (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financial Income:
Interest and other financial income	kr 292	kr 227	kr 609	kr 428
Gain on marketable securities	85	86	218	248
Gain on other investments	114	33	121	62
Foreign exchange rate gain	395		1,045
Total financial income	886	346	1,993	738
Increase in Interest Income			181
Financial expenses:
Interest and other financial expenses	(19)	(25)	(48)	(40)
Loss on marketable securities	(39)	(82)	(129)	(159)
Loss on other investments	(85)	(3)	(98)	(25)
Foreign exchange rate loss	(256)	(10)	(316)	(439)
Total financial expenses	(399)	(120)	(591)	(663)
Net financial items	kr 487	kr 226	kr 1,402	kr 75